Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F (this “Amendment”) of Antelope Enterprise Holdings Limited. (the “Company”) amends the Annual Report of the Company on Form 20-F for the year ended December 31, 2023, which was originally filed with the U.S. Securities and Exchange Commission on May 1, 2024 (the “Original Report”).The Company is filing this Amendment for the primary purpose of amending and supplementing certain descriptions of the Company’s operations and certain disclosures about related party loans (collectively, the “Amendments”). This Form 20-F/A presents the Original Report, amended with modifications as necessary to reflect the Amendments. The following items have been amended: ● Part I, Item 4 Information on the Company Part I, Item 5 Management’s Discussion and Analysis of Financial Condition and Results of Operations/ Overview Part I, Item 7. Major Shareholders and Related Party Transactions B. Related Party Transactions In addition, in connection with this Form 20-F/A, the Company’s Chief Executive Officer and Chief Financial Officer have provided new certifications dated as of the date of this filing (Exhibits 31.1, 31.2, 32.1 and 32.2). Except as described above, this Form 20-F/A does not amend, update or change any other items or disclosures in the Original Report and does not purport to reflect any information or events subsequent to the filing thereof. As such, this Form 20-F/A speaks only as of the date the Original Report was filed, and we have not undertaken herein to amend, supplement or update any information contained in the Original Report to give effect to any subsequent events. Accordingly, this Form 20-F/A should be read in conjunction with our Original Report and our other filings made with the SEC subsequent to the filing of the Original Report, including any amendments to those filings.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-34944
Entity Registrant Name	Antelope Enterprise Holdings Limited
Entity Central Index Key	0001470683
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suite 7540
Entity Address, Address Line Two	The Empire State Building
Entity Address, Address Line Three	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	AEHL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,077,981
Document Financial Statement Error Correction [Flag]	false
Auditor Name	ARK Pro CPA & Co	Centurion ZD CPA & Co.
Auditor Location	Hong Kong, China	Hong Kong, China
Auditor Firm ID	3299	2769
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 7540
Entity Address, Address Line Two	The Empire State Building,
Entity Address, Address Line Three	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	+1
Local Phone Number	(838) 500 8888
Contact Personnel Name	Tingting Zhang